INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Inventories Narrative
Obsolete raw material inventory	$ 445	$ 53	$ 285
Inventory writedowns	$ 323	$ 243	$ 388